UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices) (Zip Code)

Jonathan D. Kreider
President & Chief Executive Officer
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code:
(866) 831-7129
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
ITEM 1. REPORT TO STOCKHOLDERS.
Item 1(a):

Empower Conservative Profile Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Class L / MXIPX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Conservative Profile Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Conservative Profile Fund (Class L/MXIPX)	$ 104	1.02% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.40%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,416M
Total number of portfolio holdings	18
Total advisory fee paid	$ 0.6M
Portfolio turnover rate as of the end of the reporting period	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	22.31%
Empower Short Duration Bond Fund Institutional Class	9.04%
Empower Multi-Sector Bond Fund Institutional Class	8.48%
Empower Global Bond Fund Institutional Class	8.43%
Empower U.S. Government Mortgage Securities Fund Institutional Class	6.55%
Empower Core Bond Fund Institutional Class	6.55%
Empower Large Cap Value Fund Institutional Class	6.45%
Empower Real Estate Index Fund Institutional Class	4.90%
Empower International Value Fund Institutional Class	4.43%
Empower Inflation-Protected Securities Fund Institutional Class	4.36%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Add
itio
nal Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Conservative Profile Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXKVX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Conservative Profile Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Conservative Profile Fund (Institutional Class/MXKVX)	$ 43	0.42% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.40%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,416M
Total number of portfolio holdings	18
Total advisory fee paid	$ 0.6M
Portfolio turnover rate as of the end of the reporting period	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	22.31%
Empower Short Duration Bond Fund Institutional Class	9.04%
Empower Multi-Sector Bond Fund Institutional Class	8.48%
Empower Global Bond Fund Institutional Class	8.43%
Empower U.S. Government Mortgage Securities Fund Institutional Class	6.55%
Empower Core Bond Fund Institutional Class	6.55%
Empower Large Cap Value Fund Institutional Class	6.45%
Empower Real Estate Index Fund Institutional Class	4.90%
Empower International Value Fund Institutional Class	4.43%
Empower Inflation-Protected Securities Fund Institutional Class	4.36%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses,
we
will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Conservative Profile Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXCPX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Conservative Profile Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Conservative Profile Fund (Investor Class/MXCPX)	$ 79	0.77% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.40%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,416M
Total number of portfolio holdings	18
Total advisory fee paid	$ 0.6M
Portfolio turnover rate as of the end of the reporting period	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	22.31%
Empower Short Duration Bond Fund Institutional Class	9.04%
Empower Multi-Sector Bond Fund Institutional Class	8.48%
Empower Global Bond Fund Institutional Class	8.43%
Empower U.S. Government Mortgage Securities Fund Institutional Class	6.55%
Empower Core Bond Fund Institutional Class	6.55%
Empower Large Cap Value Fund Institutional Class	6.45%
Empower Real Estate Index Fund Institutional Class	4.90%
Empower International Value Fund Institutional Class	4.43%
Empower Inflation-Protected Securities Fund Institutional Class	4.36%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses
, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Moderately Conservative Profile Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Class L / MXHPX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Moderately Conservative Profile Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderately Conservative Profile Fund (Class L/MXHPX)	$ 110	1.07% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 958M
Total number of portfolio holdings	18
Total advisory fee paid	$ 0.4M
Portfolio turnover rate as of the end of the reporting period	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	21.68%
Empower Large Cap Value Fund Institutional Class	10.42%
Empower International Value Fund Institutional Class	7.16%
Empower Multi-Sector Bond Fund Institutional Class	6.65%
Empower Global Bond Fund Institutional Class	6.60%
Empower Mid Cap Value Fund Institutional Class	5.33%
Empower U.S. Government Mortgage Securities Fund Institutional Class	5.14%
Empower Core Bond Fund Institutional Class	5.13%
Empower Large Cap Growth Fund Institutional Class	5.01%
Empower Real Estate Index Fund Institutional Class	4.40%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional
Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Moderately Conservative Profile Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXJUX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Moderately Conservative Profile Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderately Conservative Profile Fund (Institutional Class/MXJUX)	$ 48	0.47% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 958M
Total number of portfolio holdings	18
Total advisory fee paid	$ 0.4M
Portfolio turnover rate as of the end of the reporting period	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	21.68%
Empower Large Cap Value Fund Institutional Class	10.42%
Empower International Value Fund Institutional Class	7.16%
Empower Multi-Sector Bond Fund Institutional Class	6.65%
Empower Global Bond Fund Institutional Class	6.60%
Empower Mid Cap Value Fund Institutional Class	5.33%
Empower U.S. Government Mortgage Securities Fund Institutional Class	5.14%
Empower Core Bond Fund Institutional Class	5.13%
Empower Large Cap Growth Fund Institutional Class	5.01%
Empower Real Estate Index Fund Institutional Class	4.40%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Moderately Conservative Profile Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXDPX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Moderately Conservative Profile Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderately Conservative Profile Fund (Investor Class/MXDPX)	$ 84	0.82% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 958M
Total number of portfolio holdings	18
Total advisory fee paid	$ 0.4M
Portfolio turnover rate as of the end of the reporting period	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	21.68%
Empower Large Cap Value Fund Institutional Class	10.42%
Empower International Value Fund Institutional Class	7.16%
Empower Multi-Sector Bond Fund Institutional Class	6.65%
Empower Global Bond Fund Institutional Class	6.60%
Empower Mid Cap Value Fund Institutional Class	5.33%
Empower U.S. Government Mortgage Securities Fund Institutional Class	5.14%
Empower Core Bond Fund Institutional Class	5.13%
Empower Large Cap Growth Fund Institutional Class	5.01%
Empower Real Estate Index Fund Institutional Class	4.40%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Moderate Profile Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Class L / MXGPX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Moderate Profile Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderate Profile Fund (Class L/MXGPX)	$ 120	1.16% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.52%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 2,120M
Total number of portfolio holdings	18
Total advisory fee paid	$ 1.0M
Portfolio turnover rate as of the end of the reporting period	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	15.72%
Empower Large Cap Value Fund Institutional Class	14.37%
Empower International Value Fund Institutional Class	9.86%
Empower Mid Cap Value Fund Institutional Class	7.35%
Empower Large Cap Growth Fund Institutional Class	6.90%
Empower Multi-Sector Bond Fund Institutional Class	4.81%
Empower Global Bond Fund Institutional Class	4.78%
Empower Small Cap Value Fund Institutional Class	4.22%
Empower Emerging Markets Equity Fund Institutional Class	3.98%
Empower International Growth Fund Institutional Class	3.95%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Moderate Profile Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXITX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Moderate Profile Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderate Profile Fund (Institutional Class/MXITX)	$ 58	0.56% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.52%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 2,120M
Total number of portfolio holdings	18
Total advisory fee paid	$ 1.0M
Portfolio turnover rate as of the end of the reporting period	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	15.72%
Empower Large Cap Value Fund Institutional Class	14.37%
Empower International Value Fund Institutional Class	9.86%
Empower Mid Cap Value Fund Institutional Class	7.35%
Empower Large Cap Growth Fund Institutional Class	6.90%
Empower Multi-Sector Bond Fund Institutional Class	4.81%
Empower Global Bond Fund Institutional Class	4.78%
Empower Small Cap Value Fund Institutional Class	4.22%
Empower Emerging Markets Equity Fund Institutional Class	3.98%
Empower International Growth Fund Institutional Class	3.95%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Moderate Profile Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXMPX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Moderate Profile Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderate Profile Fund (Investor Class/MXMPX)	$ 94	0.91% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.52%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 2,120M
Total number of portfolio holdings	18
Total advisory fee paid	$ 1.0M
Portfolio turnover rate as of the end of the reporting period	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	15.72%
Empower Large Cap Value Fund Institutional Class	14.37%
Empower International Value Fund Institutional Class	9.86%
Empower Mid Cap Value Fund Institutional Class	7.35%
Empower Large Cap Growth Fund Institutional Class	6.90%
Empower Multi-Sector Bond Fund Institutional Class	4.81%
Empower Global Bond Fund Institutional Class	4.78%
Empower Small Cap Value Fund Institutional Class	4.22%
Empower Emerging Markets Equity Fund Institutional Class	3.98%
Empower International Growth Fund Institutional Class	3.95%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Moderately Aggressive Profile Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXHRX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Moderately Aggressive Profile Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderately Aggressive Profile Fund (Institutional Class/MXHRX)	$ 67	0.65% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.58%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,209M
Total number of portfolio holdings	18
Total advisory fee paid	$ 0.5M
Portfolio turnover rate as of the end of the reporting period	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Large Cap Value Fund Institutional Class	17.77%
Empower International Value Fund Institutional Class	12.20%
Empower Mid Cap Value Fund Institutional Class	9.09%
Empower of America Contract	8.81%
Empower Large Cap Growth Fund Institutional Class	8.54%
Empower Small Cap Value Fund Institutional Class	5.22%
Empower Emerging Markets Equity Fund Institutional Class	4.92%
Empower International Growth Fund Institutional Class	4.88%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.53%
Empower Real Estate Index Fund Institutional Class	3.40%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Moderately Aggressive Profile Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXBPX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Moderately Aggressive Profile Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderately Aggressive Profile Fund (Investor Class/MXBPX)	$ 103	1.00% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.58%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,209M
Total number of portfolio holdings	18
Total advisory fee paid	$ 0.5M
Portfolio turnover rate as of the end of the reporting period	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Large Cap Value Fund Institutional Class	17.77%
Empower International Value Fund Institutional Class	12.20%
Empower Mid Cap Value Fund Institutional Class	9.09%
Empower of America Contract	8.81%
Empower Large Cap Growth Fund Institutional Class	8.54%
Empower Small Cap Value Fund Institutional Class	5.22%
Empower Emerging Markets Equity Fund Institutional Class	4.92%
Empower International Growth Fund Institutional Class	4.88%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.53%
Empower Real Estate Index Fund Institutional Class	3.40%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Aggressive Profile Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXGTX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Aggressive Profile Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Aggressive Profile Fund (Institutional Class/MXGTX)	$ 83	0.80% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.70%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 808M
Total number of portfolio holdings	10
Total advisory fee paid	$ 0.4M
Portfolio turnover rate as of the end of the reporting period	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Large Cap Value Fund Institutional Class	24.64%
Empower International Value Fund Institutional Class	16.93%
Empower Mid Cap Value Fund Institutional Class	12.62%
Empower Large Cap Growth Fund Institutional Class	11.84%
Empower Small Cap Value Fund Institutional Class	7.25%
Empower Emerging Markets Equity Fund Institutional Class	6.83%
Empower International Growth Fund Institutional Class	6.78%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	6.29%
Empower Small Cap Growth Fund Institutional Class	3.92%
Empower Real Estate Index Fund Institutional Class	2.90%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Aggressive Profile Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXAPX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Aggressive Profile Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Aggressive Profile Fund (Investor Class/MXAPX)	$ 120	1.15% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.70%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 808M
Total number of portfolio holdings	10
Total advisory fee paid	$ 0.4M
Portfolio turnover rate as of the end of the reporting period	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Large Cap Value Fund Institutional Class	24.64%
Empower International Value Fund Institutional Class	16.93%
Empower Mid Cap Value Fund Institutional Class	12.62%
Empower Large Cap Growth Fund Institutional Class	11.84%
Empower Small Cap Value Fund Institutional Class	7.25%
Empower Emerging Markets Equity Fund Institutional Class	6.83%
Empower International Growth Fund Institutional Class	6.78%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	6.29%
Empower Small Cap Growth Fund Institutional Class	3.92%
Empower Real Estate Index Fund Institutional Class	2.90%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

ITEM 2. CODE OF ETHICS.

Not required in filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
EMPOWER FUNDS, INC.
("Empower Funds")
Empower Conservative Profile Fund	Empower Moderately Conservative Profile Fund
Institutional Class Ticker / MXKVX	Institutional Class Ticker / MXJUX
Investor Class Ticker / MXCPX	Investor Class Ticker / MXDPX
Class L Ticker / MXIPX	Class L Ticker / MXHPX
Empower Moderate Profile Fund	Empower Moderately Aggressive Profile Fund
Institutional Class Ticker / MXITX	Institutional Class Ticker / MXHRX
Investor Class Ticker / MXMPX	Investor Class Ticker / MXBPX
Class L Ticker / MXGPX
Empower Aggressive Profile Fund
Institutional Class Ticker / MXGTX
Investor Class Ticker / MXAPX
(the "Fund(s)")
Semi-Annual Report
June 30, 2025
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER CONSERVATIVE PROFILE FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
10,862,614	Empower Core Bond Fund Institutional Class(a)	$ 92,766,725
14,915,429	Empower Global Bond Fund Institutional Class(a)	119,323,429
5,353,599	Empower High Yield Bond Fund Institutional Class(a)	56,212,791
6,712,609	Empower Inflation-Protected Securities Fund Institutional Class(a)	61,823,127
14,209,788	Empower Multi-Sector Bond Fund Institutional Class(a)	120,072,706
13,087,563	Empower Short Duration Bond Fund Institutional Class(a)	127,996,368
11,193,843	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	92,796,962

TOTAL BOND MUTUAL FUNDS — 47.40% (Cost $654,566,545)		$670,992,108
EQUITY MUTUAL FUNDS
2,381,435	Empower Emerging Markets Equity Fund Institutional Class(a)	25,338,472
2,468,188	Empower International Growth Fund Institutional Class(a)	25,150,836
6,257,135	Empower International Value Fund Institutional Class(a)	62,696,493
3,467,935	Empower Large Cap Growth Fund Institutional Class(a)	43,904,060
13,164,625	Empower Large Cap Value Fund Institutional Class(a)	91,362,499
Shares		Fair Value
Equity Mutual Funds — (continued)
5,491,660	Empower Mid Cap Value Fund Institutional Class(a)	$ 46,788,946
8,460,099	Empower Real Estate Index Fund Institutional Class(a)	69,457,415
1,346,440	Empower Small Cap Growth Fund Institutional Class(a)	14,514,620
4,056,539	Empower Small Cap Value Fund Institutional Class(a)	26,773,156
4,342,316	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	23,231,388

TOTAL EQUITY MUTUAL FUNDS — 30.32% (Cost $396,692,000)		$429,217,885
Account Balance
FIXED INTEREST CONTRACT
315,867,474(b)	Empower of America Contract(a) 1.90%(c)	315,867,474

TOTAL FIXED INTEREST CONTRACT — 22.31% (Cost $315,867,474)		$315,867,474
TOTAL INVESTMENTS — 100.03% (Cost $1,367,126,019)		$1,416,077,467
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(417,556)
TOTAL NET ASSETS — 100.00%		$1,415,659,911

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of June 30, 2025. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MODERATELY CONSERVATIVE PROFILE FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
5,763,842	Empower Core Bond Fund Institutional Class(a)	$ 49,223,211
7,905,452	Empower Global Bond Fund Institutional Class(a)	63,243,615
2,836,203	Empower High Yield Bond Fund Institutional Class(a)	29,780,129
3,556,366	Empower Inflation-Protected Securities Fund Institutional Class(a)	32,754,132
7,541,998	Empower Multi-Sector Bond Fund Institutional Class(a)	63,729,879
2,781,372	Empower Short Duration Bond Fund Institutional Class(a)	27,201,815
5,939,586	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	49,239,166

TOTAL BOND MUTUAL FUNDS — 32.89% (Cost $310,415,402)		$315,171,947
EQUITY MUTUAL FUNDS
2,597,744	Empower Emerging Markets Equity Fund Institutional Class(a)	27,639,994
2,692,505	Empower International Growth Fund Institutional Class(a)	27,436,625
6,848,016	Empower International Value Fund Institutional Class(a)	68,617,118
3,789,607	Empower Large Cap Growth Fund Institutional Class(a)	47,976,431
14,386,978	Empower Large Cap Value Fund Institutional Class(a)	99,845,629
5,995,489	Empower Mid Cap Value Fund Institutional Class(a)	51,081,565
Shares		Fair Value
Equity Mutual Funds — (continued)
5,136,754	Empower Real Estate Index Fund Institutional Class(a)	$ 42,172,750
1,471,361	Empower Small Cap Growth Fund Institutional Class(a)	15,861,274
4,448,486	Empower Small Cap Value Fund Institutional Class(a)	29,360,009
4,755,363	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	25,441,194

TOTAL EQUITY MUTUAL FUNDS — 45.45% (Cost $409,208,724)		$435,432,589
Account Balance
FIXED INTEREST CONTRACT
207,791,226(b)	Empower of America Contract(a) 1.90%(c)	207,791,226

TOTAL FIXED INTEREST CONTRACT — 21.69% (Cost $207,791,226)		$207,791,226
TOTAL INVESTMENTS — 100.03% (Cost $927,415,352)		$958,395,762
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(287,765)
TOTAL NET ASSETS — 100.00%		$958,107,997

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of June 30, 2025. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MODERATE PROFILE FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
9,237,440	Empower Core Bond Fund Institutional Class(a)	$ 78,887,741
12,679,086	Empower Global Bond Fund Institutional Class(a)	101,432,686
4,545,148	Empower High Yield Bond Fund Institutional Class(a)	47,724,060
5,699,557	Empower Inflation-Protected Securities Fund Institutional Class(a)	52,492,922
12,075,606	Empower Multi-Sector Bond Fund Institutional Class(a)	102,038,870
4,445,182	Empower Short Duration Bond Fund Institutional Class(a)	43,473,878
9,519,106	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	78,913,391

TOTAL BOND MUTUAL FUNDS — 23.81% (Cost $524,951,091)		$504,963,548
EQUITY MUTUAL FUNDS
7,936,003	Empower Emerging Markets Equity Fund Institutional Class(a)	84,439,073
8,225,324	Empower International Growth Fund Institutional Class(a)	83,816,046
20,875,230	Empower International Value Fund Institutional Class(a)	209,169,802
11,556,831	Empower Large Cap Growth Fund Institutional Class(a)	146,309,478
43,903,088	Empower Large Cap Value Fund Institutional Class(a)	304,687,432
Shares		Fair Value
Equity Mutual Funds — (continued)
18,300,075	Empower Mid Cap Value Fund Institutional Class(a)	$ 155,916,643
10,068,739	Empower Real Estate Index Fund Institutional Class(a)	82,664,350
4,487,009	Empower Small Cap Growth Fund Institutional Class(a)	48,369,955
13,554,085	Empower Small Cap Value Fund Institutional Class(a)	89,456,958
14,514,746	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	77,653,894

TOTAL EQUITY MUTUAL FUNDS — 60.49% (Cost $1,238,934,488)		$1,282,483,631
Account Balance
FIXED INTEREST CONTRACT
333,457,285(b)	Empower of America Contract(a) 1.90%(c)	333,457,285

TOTAL FIXED INTEREST CONTRACT — 15.73% (Cost $333,457,285)		$333,457,285
TOTAL INVESTMENTS — 100.03% (Cost $2,097,342,864)		$2,120,904,464
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(664,664)
TOTAL NET ASSETS — 100.00%		$2,120,239,800

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of June 30, 2025. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MODERATELY AGGRESSIVE PROFILE FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
3,541,777	Empower Core Bond Fund Institutional Class(a)	$ 30,246,779
4,863,651	Empower Global Bond Fund Institutional Class(a)	38,909,210
1,748,647	Empower High Yield Bond Fund Institutional Class(a)	18,360,789
2,189,611	Empower Inflation-Protected Securities Fund Institutional Class(a)	20,166,316
4,641,072	Empower Multi-Sector Bond Fund Institutional Class(a)	39,217,062
3,910,838	Empower Short Duration Bond Fund Institutional Class(a)	38,247,995
3,649,764	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	30,256,545

TOTAL BOND MUTUAL FUNDS — 17.82% (Cost $214,772,252)		$215,404,696
EQUITY MUTUAL FUNDS
5,590,983	Empower Emerging Markets Equity Fund Institutional Class(a)	59,488,061
5,795,130	Empower International Growth Fund Institutional Class(a)	59,052,375
14,719,625	Empower International Value Fund Institutional Class(a)	147,490,639
8,150,165	Empower Large Cap Growth Fund Institutional Class(a)	103,181,089
30,958,810	Empower Large Cap Value Fund Institutional Class(a)	214,854,141
Shares		Fair Value
Equity Mutual Funds — (continued)
12,899,018	Empower Mid Cap Value Fund Institutional Class(a)	$ 109,899,636
5,007,215	Empower Real Estate Index Fund Institutional Class(a)	41,109,236
3,164,402	Empower Small Cap Growth Fund Institutional Class(a)	34,112,256
9,554,619	Empower Small Cap Value Fund Institutional Class(a)	63,060,483
10,242,331	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	54,796,470

TOTAL EQUITY MUTUAL FUNDS — 73.40% (Cost $837,656,297)		$887,044,386
Account Balance
FIXED INTEREST CONTRACT
106,532,764(b)	Empower of America Contract(a) 1.90%(c)	106,532,764

TOTAL FIXED INTEREST CONTRACT — 8.81% (Cost $106,532,764)		$106,532,764
TOTAL INVESTMENTS — 100.03% (Cost $1,158,961,313)		$1,208,981,846
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(393,966)
TOTAL NET ASSETS — 100.00%		$1,208,587,880

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of June 30, 2025. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER AGGRESSIVE PROFILE FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
EQUITY MUTUAL FUNDS
5,190,561	Empower Emerging Markets Equity Fund Institutional Class(a)	$ 55,227,571
5,379,603	Empower International Growth Fund Institutional Class(a)	54,818,155
13,656,414	Empower International Value Fund Institutional Class(a)	136,837,266
7,558,297	Empower Large Cap Growth Fund Institutional Class(a)	95,688,036
28,692,508	Empower Large Cap Value Fund Institutional Class(a)	199,126,005
11,967,330	Empower Mid Cap Value Fund Institutional Class(a)	101,961,649
2,851,035	Empower Real Estate Index Fund Institutional Class(a)	23,406,997
2,934,497	Empower Small Cap Growth Fund Institutional Class(a)	31,633,880
Shares		Fair Value
Equity Mutual Funds — (continued)
8,869,951	Empower Small Cap Value Fund Institutional Class(a)	$ 58,541,676
9,499,622	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	50,822,979

TOTAL EQUITY MUTUAL FUNDS — 100.03% (Cost $755,031,069)		$808,064,214
TOTAL INVESTMENTS — 100.03% (Cost $755,031,069)		$808,064,214
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(263,291)
TOTAL NET ASSETS — 100.00%		$807,800,923

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
	Empower Conservative Profile Fund	Empower Moderately Conservative Profile Fund	Empower Moderate Profile Fund
ASSETS:
Investments at fair value, affiliated(a)	$1,416,077,467	$958,395,762	$2,120,904,464
Subscriptions receivable	2,699,699	2,856,637	5,495,092
Receivable for investments sold	96,641	80,927	1,355,528
Total Assets	1,418,873,807	961,333,326	2,127,755,084
LIABILITIES:
Payable for distribution fees	901	2,807	17,244
Payable for investments purchased	1,237,117	2,433,931	2,339,723
Payable for shareholder services fees	390,944	265,917	568,630
Payable to custodian	12	-	-
Payable to investment adviser	25,699	19,041	78,792
Redemptions payable	1,559,223	503,633	4,510,895
Total Liabilities	3,213,896	3,225,329	7,515,284
NET ASSETS	$1,415,659,911	$958,107,997	$2,120,239,800
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$18,052,119	$11,254,015	$30,210,876
Paid-in capital in excess of par	1,422,421,594	949,568,602	2,264,961,168
Undistributed/accumulated deficit	(24,813,802)	(2,714,620)	(174,932,244)
NET ASSETS	$1,415,659,911	$958,107,997	$2,120,239,800
NET ASSETS BY CLASS
Investor Class	$1,336,325,394	$904,025,831	$1,874,907,183
Class L	$4,555,719	$14,003,739	$87,280,847
Institutional Class	$74,778,798	$40,078,427	$158,051,770
CAPITAL STOCK:
Authorized
Investor Class	800,000,000	380,000,000	1,050,000,000
Class L	120,000,000	70,000,000	130,000,000
Institutional Class	30,000,000	60,000,000	85,000,000
Issued and Outstanding
Investor Class	172,670,659	107,208,861	280,602,012
Class L	475,841	1,415,367	7,331,901
Institutional Class	7,374,685	3,915,921	14,174,851
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$7.74	$8.43	$6.68
Class L	$9.57	$9.89	$11.90
Institutional Class	$10.14	$10.23	$11.15
(a) Cost of investments, affiliated	$1,367,126,019	$927,415,352	$2,097,342,864
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
	Empower Moderately Aggressive Profile Fund	Empower Aggressive Profile Fund
ASSETS:
Investments at fair value, affiliated(a)	$1,208,981,846	$808,064,214
Subscriptions receivable	2,787,506	534,036
Receivable for investments sold	-	461,196
Total Assets	1,211,769,352	809,059,446
LIABILITIES:
Payable for investments purchased	2,320,664	-
Payable for shareholder services fees	324,850	196,541
Payable to investment adviser	69,117	66,750
Redemptions payable	466,841	995,232
Total Liabilities	3,181,472	1,258,523
NET ASSETS	$1,208,587,880	$807,800,923
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$15,933,076	$12,239,318
Paid-in capital in excess of par	1,259,852,141	866,309,721
Undistributed/accumulated deficit	(67,197,337)	(70,748,116)
NET ASSETS	$1,208,587,880	$807,800,923
NET ASSETS BY CLASS
Investor Class	$1,123,134,598	$680,894,171
Institutional Class	$85,453,282	$126,906,752
CAPITAL STOCK:
Authorized
Investor Class	570,000,000	480,000,000
Institutional Class	75,000,000	85,000,000
Issued and Outstanding
Investor Class	151,332,838	111,909,572
Institutional Class	7,997,919	10,483,607
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$7.42	$6.08
Institutional Class	$10.68	$12.11
(a) Cost of investments, affiliated	$1,158,961,313	$755,031,069
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2025 (Unaudited)
	Empower Conservative Profile Fund	Empower Moderately Conservative Profile Fund	Empower Moderate Profile Fund
INVESTMENT INCOME:
Interest, affiliated	$2,756,837	$1,765,066	$2,935,097
Total Income	2,756,837	1,765,066	2,935,097
EXPENSES:
Management fees	649,450	425,708	972,834
Shareholder services fees – Investor Class	2,137,204	1,394,159	2,982,670
Shareholder services fees – Class L	7,926	24,069	155,301
Distribution fees – Class L	5,625	17,090	110,219
Total Expenses	2,800,205	1,861,026	4,221,024
Less management fees waived	515,180	329,648	548,485
Net Expenses	2,285,025	1,531,378	3,672,539
NET INVESTMENT INCOME (LOSS)	471,812	233,688	(737,442)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	1,504,216	186,697	1,623,807
Net Realized Gain	1,504,216	186,697	1,623,807
Net change in unrealized appreciation on investments, affiliated	55,096,708	43,937,408	114,857,511
Net Change in Unrealized Appreciation	55,096,708	43,937,408	114,857,511
Net Realized and Unrealized Gain	56,600,924	44,124,105	116,481,318
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$57,072,736	$44,357,793	$115,743,876
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2025 (Unaudited)
	Empower Moderately Aggressive Profile Fund	Empower Aggressive Profile Fund
INVESTMENT INCOME:
Interest, affiliated	$933,084	$-
Total Income	933,084	-
EXPENSES:
Management fees	548,952	372,849
Shareholder services fees – Investor Class	1,773,328	1,095,514
Total Expenses	2,322,280	1,468,363
Less management fees waived	174,364	-
Net Expenses	2,147,916	1,468,363
NET INVESTMENT LOSS	(1,214,832)	(1,468,363)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(13,208,878)	(9,883,304)
Net Realized Loss	(13,208,878)	(9,883,304)
Net change in unrealized appreciation on investments, affiliated	88,874,566	71,947,050
Net Change in Unrealized Appreciation	88,874,566	71,947,050
Net Realized and Unrealized Gain	75,665,688	62,063,746
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$74,450,856	$60,595,383
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2025 and fiscal year ended December 31, 2024
Empower Conservative Profile Fund	2025 (Unaudited)	2024
OPERATIONS:
Net investment income	$471,812	$37,459,827
Net realized gain (loss)	1,504,216	(6,762,138)
Net change in unrealized appreciation	55,096,708	32,118,282
Net Increase in Net Assets Resulting from Operations	57,072,736	62,815,971
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(49,214,248)
Class L	-	(140,440)
Institutional Class	-	(2,355,354)
From Net Investment Income and Net Realized Gains	0	(51,710,042)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	338,460,694	557,550,367
Class L	1,705,696	2,040,813
Institutional Class	24,045,780	24,211,430
Shares issued in reinvestment of distributions
Investor Class	-	49,214,248
Class L	-	140,440
Institutional Class	-	2,355,354
Shares redeemed
Investor Class	(201,533,214)	(822,930,433)
Class L	(1,571,329)	(4,912,612)
Institutional Class	(14,860,391)	(32,399,921)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	146,247,236	(224,730,314)
Total Increase (Decrease) in Net Assets	203,319,972	(213,624,385)
NET ASSETS:
Beginning of Period	1,212,339,939	1,425,964,324
End of Period	$1,415,659,911	$1,212,339,939
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	45,008,224	73,647,356
Class L	183,576	220,685
Institutional Class	2,451,602	2,458,033
Shares issued in reinvestment of distributions
Investor Class	-	6,562,088
Class L	-	15,120
Institutional Class	-	240,575
Shares redeemed
Investor Class	(26,777,206)	(109,017,703)
Class L	(168,985)	(530,731)
Institutional Class	(1,512,555)	(3,311,142)
Net Increase (Decrease)	19,184,656	(29,715,719)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2025 and fiscal year ended December 31, 2024
Empower Moderately Conservative Profile Fund	2025 (Unaudited)	2024
OPERATIONS:
Net investment income	$233,688	$22,755,617
Net realized gain	186,697	10,750,323
Net change in unrealized appreciation	43,937,408	8,253,941
Net Increase in Net Assets Resulting from Operations	44,357,793	41,759,881
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(32,461,018)
Class L	-	(548,821)
Institutional Class	-	(1,837,791)
From Net Investment Income and Net Realized Gains	0	(34,847,630)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	298,353,294	440,700,241
Class L	1,883,896	411,803
Institutional Class	5,279,714	15,232,265
Shares issued in reinvestment of distributions
Investor Class	-	32,461,018
Class L	-	548,821
Institutional Class	-	1,837,791
Shares redeemed
Investor Class	(159,114,480)	(410,699,450)
Class L	(3,387,983)	(6,515,561)
Institutional Class	(12,985,764)	(11,610,620)
Net Increase in Net Assets Resulting from Capital Share Transactions	130,028,677	62,366,308
Total Increase in Net Assets	174,386,470	69,278,559
NET ASSETS:
Beginning of Period	783,721,527	714,442,968
End of Period	$958,107,997	$783,721,527
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	36,633,036	53,737,178
Class L	195,101	45,325
Institutional Class	535,530	1,534,859
Shares issued in reinvestment of distributions
Investor Class	-	4,000,969
Class L	-	57,622
Institutional Class	-	187,283
Shares redeemed
Investor Class	(19,577,735)	(50,503,914)
Class L	(351,783)	(682,360)
Institutional Class	(1,302,565)	(1,178,576)
Net Increase	16,131,584	7,198,386
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2025 and fiscal year ended December 31, 2024
Empower Moderate Profile Fund	2025 (Unaudited)	2024
OPERATIONS:
Net investment income (loss)	$(737,442)	$53,397,276
Net realized gain	1,623,807	102,642,217
Net change in unrealized appreciation (depreciation)	114,857,511	(30,678,202)
Net Increase in Net Assets Resulting from Operations	115,743,876	125,361,291
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(110,803,223)
Class L	-	(3,526,745)
Institutional Class	-	(5,724,935)
From Net Investment Income and Net Realized Gains	0	(120,054,903)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	480,375,137	776,947,447
Class L	663,507	1,581,414
Institutional Class	42,154,699	28,848,388
Shares issued in reinvestment of distributions
Investor Class	-	110,803,223
Class L	-	3,526,745
Institutional Class	-	5,724,935
Shares redeemed
Investor Class	(321,990,616)	(571,167,621)
Class L	(12,260,536)	(42,075,665)
Institutional Class	(19,200,247)	(40,023,528)
Net Increase in Net Assets Resulting from Capital Share Transactions	169,741,944	274,165,338
Total Increase in Net Assets	285,485,820	279,471,726
NET ASSETS:
Beginning of Period	1,834,753,980	1,555,282,254
End of Period	$2,120,239,800	$1,834,753,980
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	74,854,589	118,077,382
Class L	58,117	135,629
Institutional Class	3,955,930	2,712,112
Shares issued in reinvestment of distributions
Investor Class	-	17,315,859
Class L	-	310,653
Institutional Class	-	540,026
Shares redeemed
Investor Class	(50,271,264)	(86,911,372)
Class L	(1,072,366)	(3,702,992)
Institutional Class	(1,795,962)	(3,751,175)
Net Increase	25,729,044	44,726,122
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2025 and fiscal year ended December 31, 2024
Empower Moderately Aggressive Profile Fund	2025 (Unaudited)	2024
OPERATIONS:
Net investment income (loss)	$(1,214,832)	$31,041,877
Net realized gain (loss)	(13,208,878)	22,312,543
Net change in unrealized appreciation	88,874,566	28,628,935
Net Increase in Net Assets Resulting from Operations	74,450,856	81,983,355
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(54,524,367)
Institutional Class	-	(3,590,589)
From Net Investment Income and Net Realized Gains	0	(58,114,956)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	286,323,824	543,941,993
Institutional Class	4,670,644	18,934,932
Shares issued in reinvestment of distributions
Investor Class	-	54,524,367
Institutional Class	-	3,590,589
Shares redeemed
Investor Class	(195,480,171)	(528,486,110)
Institutional Class	(9,075,829)	(13,149,162)
Net Increase in Net Assets Resulting from Capital Share Transactions	86,438,468	79,356,609
Total Increase in Net Assets	160,889,324	103,225,008
NET ASSETS:
Beginning of Period	1,047,698,556	944,473,548
End of Period	$1,208,587,880	$1,047,698,556
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	40,347,926	76,138,305
Institutional Class	457,383	1,879,118
Shares issued in reinvestment of distributions
Investor Class	-	7,751,846
Institutional Class	-	356,655
Shares redeemed
Investor Class	(27,609,638)	(74,581,771)
Institutional Class	(892,566)	(1,302,827)
Net Increase	12,303,105	10,241,326
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2025 and fiscal year ended December 31, 2024
Empower Aggressive Profile Fund	2025 (Unaudited)	2024
OPERATIONS:
Net investment income (loss)	$(1,468,363)	$21,241,368
Net realized gain (loss)	(9,883,304)	55,174,430
Net change in unrealized appreciation	71,947,050	12,655,835
Net Increase in Net Assets Resulting from Operations	60,595,383	89,071,633
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(46,152,008)
Institutional Class	-	(4,874,399)
From Net Investment Income and Net Realized Gains	0	(51,026,407)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	129,245,927	257,039,594
Institutional Class	9,907,243	19,157,793
Shares issued in reinvestment of distributions
Investor Class	-	46,152,008
Institutional Class	-	4,874,399
Shares redeemed
Investor Class	(116,331,370)	(387,061,810)
Institutional Class	(11,087,798)	(27,369,241)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	11,734,002	(87,207,257)
Total Increase (Decrease) in Net Assets	72,329,385	(49,162,031)
NET ASSETS:
Beginning of Period	735,471,538	784,633,569
End of Period	$807,800,923	$735,471,538
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	22,421,887	44,211,559
Institutional Class	866,717	1,719,126
Shares issued in reinvestment of distributions
Investor Class	-	8,127,704
Institutional Class	-	436,031
Shares redeemed
Investor Class	(20,327,789)	(66,334,568)
Institutional Class	(982,198)	(2,446,961)
Net Increase (Decrease)	1,978,617	(14,287,109)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CONSERVATIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2025 (Unaudited)	$7.42	0.00 (d)	0.32	0.32	-	-	-	$7.74	4.31% (e)
12/31/2024	$7.38	0.22	0.16	0.38	(0.24)	(0.10)	(0.34)	$7.42	5.09%
12/31/2023	$7.11	0.22	0.35	0.57	(0.22)	(0.08)	(0.30)	$7.38	8.25%
12/31/2022	$8.39	0.13	(0.96)	(0.83)	(0.14)	(0.31)	(0.45)	$7.11	(9.93%)
12/31/2021	$8.30	0.21	0.32	0.53	(0.21)	(0.23)	(0.44)	$8.39	6.35%
12/31/2020	$7.87	0.22	0.42	0.64	(0.16)	(0.05)	(0.21)	$8.30	8.21%
Class L
06/30/2025 (Unaudited)	$9.19	(0.01) (f)	0.39	0.38	-	-	-	$9.57	4.13% (e)
12/31/2024	$9.05	0.38	0.05	0.43	(0.19)	(0.10)	(0.29)	$9.19	4.80%
12/31/2023	$8.63	0.30	0.38	0.68	(0.18)	(0.08)	(0.26)	$9.05	8.03%
12/31/2022	$10.06	0.29	(1.31)	(1.02)	(0.10)	(0.31)	(0.41)	$8.63	(10.15%)
12/31/2021	$9.85	0.41	0.19	0.60	(0.16)	(0.23)	(0.39)	$10.06	6.08%
12/31/2020	$9.27	0.10	0.63	0.73	(0.10)	(0.05)	(0.15)	$9.85	7.93%
Institutional Class
06/30/2025 (Unaudited)	$9.70	0.02	0.42	0.44	-	-	-	$10.14	4.54% (e)
12/31/2024	$9.54	0.35	0.17	0.52	(0.26)	(0.10)	(0.36)	$9.70	5.49%
12/31/2023	$9.11	0.48	0.29	0.77	(0.26)	(0.08)	(0.34)	$9.54	8.61%
12/31/2022	$10.63	0.22	(1.24)	(1.02)	(0.19)	(0.31)	(0.50)	$9.11	(9.65%)
12/31/2021	$10.42	0.34	0.36	0.70	(0.26)	(0.23)	(0.49)	$10.63	6.64%
12/31/2020	$9.83	0.24	0.59	0.83	(0.19)	(0.05)	(0.24)	$10.42	8.63%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
06/30/2025 (Unaudited)	$1,336,325	0.45%(i)	0.37%(i)	0.05%(i)	5%(e)
12/31/2024	$1,145,659	0.45%	0.37%	2.87%	26%
12/31/2023	$1,351,863	0.45%	0.37%	2.98%	14%
12/31/2022	$828,305	0.45%	0.37%	1.74%	16%
12/31/2021	$1,030,963	0.45%	0.37%	2.46%	16%
12/31/2020	$895,918	0.45%	0.37%	2.73%	30%
Class L
06/30/2025 (Unaudited)	$4,556	0.70%(i)	0.62%(i)	(0.19%)(i)	5%(e)
12/31/2024	$4,238	0.70%	0.62%	4.09%	26%
12/31/2023	$6,840	0.70%	0.62%	3.45%	14%
12/31/2022	$7,513	0.70%	0.62%	3.15%	16%
12/31/2021	$9,557	0.70%	0.62%	3.99%	16%
12/31/2020	$10,027	0.70%	0.62%	1.11%	30%
Institutional Class
06/30/2025 (Unaudited)	$74,779	0.10%(i)	0.02%(i)	0.40%(i)	5%(e)
12/31/2024	$62,443	0.10%	0.02%	3.54%	26%
12/31/2023	$67,262	0.10%	0.02%	5.17%	14%
12/31/2022	$36,690	0.10%	0.02%	2.25%	16%
12/31/2021	$39,423	0.10%	0.02%	3.20%	16%
12/31/2020	$33,198	0.10%	0.02%	2.48%	30%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	Not annualized for periods less than one full year.
(f)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MODERATELY CONSERVATIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2025 (Unaudited)	$8.02	0.00 (d)	0.41	0.41	-	-	-	$8.43	5.11% (e)
12/31/2024	$7.90	0.26	0.25	0.51	(0.24)	(0.15)	(0.39)	$8.02	6.45%
12/31/2023	$7.58	0.20	0.54	0.74	(0.25)	(0.17)	(0.42)	$7.90	9.90%
12/31/2022	$9.14	0.13	(1.12)	(0.99)	(0.14)	(0.43)	(0.57)	$7.58	(10.82%)
12/31/2021	$8.95	0.29	0.53	0.82	(0.29)	(0.34)	(0.63)	$9.14	9.13%
12/31/2020	$8.38	0.23	0.55	0.78	(0.10)	(0.11)	(0.21)	$8.95	9.57%
Class L
06/30/2025 (Unaudited)	$9.43	(0.01) (f)	0.47	0.46	-	-	-	$9.89	4.88% (e)
12/31/2024	$9.20	0.34	0.24	0.58	(0.20)	(0.15)	(0.35)	$9.43	6.28%
12/31/2023	$8.75	0.35	0.48	0.83	(0.21)	(0.17)	(0.38)	$9.20	9.62%
12/31/2022	$10.44	0.15	(1.30)	(1.15)	(0.11)	(0.43)	(0.54)	$8.75	(11.01%)
12/31/2021	$10.13	0.32	0.58	0.90	(0.25)	(0.34)	(0.59)	$10.44	8.88%
12/31/2020	$9.45	0.09	0.76	0.85	(0.06)	(0.11)	(0.17)	$10.13	9.16%
Institutional Class
06/30/2025 (Unaudited)	$9.72	0.02	0.49	0.51	-	-	-	$10.23	5.25% (e)
12/31/2024	$9.49	0.40	0.25	0.65	(0.27)	(0.15)	(0.42)	$9.72	6.80%
12/31/2023	$9.02	0.48	0.44	0.92	(0.28)	(0.17)	(0.45)	$9.49	10.34%
12/31/2022	$10.77	0.22	(1.35)	(1.13)	(0.19)	(0.43)	(0.62)	$9.02	(10.48%)
12/31/2021	$10.45	0.44	0.55	0.99	(0.33)	(0.34)	(0.67)	$10.77	9.48%
12/31/2020	$9.73	0.24	0.71	0.95	(0.12)	(0.11)	(0.23)	$10.45	10.01%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
06/30/2025 (Unaudited)	$904,026	0.45%(i)	0.37%(i)	0.04%(i)	8%(e)
12/31/2024	$723,372	0.45%	0.37%	3.11%	35%
12/31/2023	$655,356	0.45%	0.37%	2.54%	20%
12/31/2022	$461,064	0.45%	0.37%	1.61%	20%
12/31/2021	$574,251	0.45%	0.37%	3.10%	20%
12/31/2020	$521,377	0.45%	0.37%	2.69%	34%
Class L
06/30/2025 (Unaudited)	$14,004	0.70%(i)	0.62%(i)	(0.21%)(i)	8%(e)
12/31/2024	$14,818	0.70%	0.62%	3.57%	35%
12/31/2023	$19,802	0.70%	0.62%	3.88%	20%
12/31/2022	$21,850	0.70%	0.62%	1.59%	20%
12/31/2021	$26,423	0.70%	0.62%	2.97%	20%
12/31/2020	$26,264	0.70%	0.62%	0.94%	34%
Institutional Class
06/30/2025 (Unaudited)	$40,078	0.10%(i)	0.02%(i)	0.39%(i)	8%(e)
12/31/2024	$45,532	0.10%	0.02%	4.02%	35%
12/31/2023	$39,285	0.10%	0.02%	5.12%	20%
12/31/2022	$26,572	0.10%	0.02%	2.26%	20%
12/31/2021	$27,505	0.10%	0.02%	3.98%	20%
12/31/2020	$21,473	0.10%	0.02%	2.50%	34%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	Not annualized for periods less than one full year.
(f)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MODERATE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2025 (Unaudited)	$6.31	(0.00) (d)	0.37	0.37	-	-	-	$6.68	5.86% (e)
12/31/2024	$6.28	0.21	0.29	0.50	(0.20)	(0.27)	(0.47)	$6.31	7.95%
12/31/2023	$5.89	0.11	0.58	0.69	(0.22)	(0.08)	(0.30)	$6.28	11.93%
12/31/2022	$7.34	0.09	(0.97)	(0.88)	(0.15)	(0.42)	(0.57)	$5.89	(12.02%)
12/31/2021	$7.07	0.28	0.57	0.85	(0.26)	(0.32)	(0.58)	$7.34	11.98%
12/31/2020	$6.57	0.14	0.58	0.72	(0.10)	(0.12)	(0.22)	$7.07	11.25%
Class L
06/30/2025 (Unaudited)	$11.25	(0.02)	0.67	0.65	-	-	-	$11.90	5.78% (e)
12/31/2024	$10.82	0.27	0.57	0.84	(0.14)	(0.27)	(0.41)	$11.25	7.62%
12/31/2023	$9.97	0.45	0.68	1.13	(0.20)	(0.08)	(0.28)	$10.82	11.64%
12/31/2022	$12.05	0.17	(1.63)	(1.46)	(0.20)	(0.42)	(0.62)	$9.97	(12.16%)
12/31/2021	$11.30	0.45	0.86	1.31	(0.24)	(0.32)	(0.56)	$12.05	11.56%
12/31/2020	$10.39	0.09	1.03	1.12	(0.09)	(0.12)	(0.21)	$11.30	11.03%
Institutional Class
06/30/2025 (Unaudited)	$10.51	0.01 (f)	0.63	0.64	-	-	-	$11.15	6.09% (e)
12/31/2024	$10.15	0.41	0.44	0.85	(0.22)	(0.27)	(0.49)	$10.51	8.35%
12/31/2023	$9.38	0.57	0.56	1.13	(0.28)	(0.08)	(0.36)	$10.15	12.20%
12/31/2022	$11.31	0.22	(1.53)	(1.31)	(0.20)	(0.42)	(0.62)	$9.38	(11.56%)
12/31/2021	$10.68	0.47	0.83	1.30	(0.35)	(0.32)	(0.67)	$11.31	12.15%
12/31/2020	$9.81	0.21	0.90	1.11	(0.12)	(0.12)	(0.24)	$10.68	11.64%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
06/30/2025 (Unaudited)	$1,874,907	0.45%(i)	0.39%(i)	(0.09%)(i)	7%(e)
12/31/2024	$1,614,616	0.45%	0.39%	3.14%	14%
12/31/2023	$1,302,673	0.45%	0.39%	1.83%	18%
12/31/2022	$1,239,661	0.45%	0.39%	1.46%	14%
12/31/2021	$1,580,857	0.45%	0.39%	3.72%	18%
12/31/2020	$1,398,893	0.45%	0.40%	2.12%	34%
Class L
06/30/2025 (Unaudited)	$87,281	0.70%(i)	0.64%(i)	(0.34%)(i)	7%(e)
12/31/2024	$93,899	0.70%	0.64%	2.36%	14%
12/31/2023	$125,601	0.70%	0.64%	4.33%	18%
12/31/2022	$144,374	0.70%	0.64%	1.54%	14%
12/31/2021	$179,322	0.70%	0.64%	3.69%	18%
12/31/2020	$173,155	0.70%	0.65%	0.87%	34%
Institutional Class
06/30/2025 (Unaudited)	$158,052	0.10%(i)	0.04%(i)	0.26%(i)	7%(e)
12/31/2024	$126,239	0.10%	0.04%	3.82%	14%
12/31/2023	$127,008	0.10%	0.04%	5.85%	18%
12/31/2022	$94,861	0.10%	0.04%	2.14%	14%
12/31/2021	$106,744	0.10%	0.04%	4.13%	18%
12/31/2020	$109,001	0.10%	0.05%	2.15%	34%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	Not annualized for periods less than one full year.
(f)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MODERATELY AGGRESSIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2025 (Unaudited)	$6.95	(0.01)	0.48	0.47	—	—	—	$7.42	6.76% (d)
12/31/2024	$6.75	0.23	0.40	0.63	(0.21)	(0.22)	(0.43)	$6.95	9.34%
12/31/2023	$6.28	0.14	0.70	0.84	(0.15)	(0.22)	(0.37)	$6.75	13.60%
12/31/2022	$7.95	0.10	(1.14)	(1.04)	(0.11)	(0.52)	(0.63)	$6.28	(13.09%)
12/31/2021	$7.64	0.38	0.71	1.09	(0.38)	(0.40)	(0.78)	$7.95	14.25%
12/31/2020	$7.45	0.16	0.67	0.83	(0.14)	(0.50)	(0.64)	$7.64	11.75%
Institutional Class
06/30/2025 (Unaudited)	$9.99	0.01	0.68	0.69	—	—	—	$10.68	6.91% (d)
12/31/2024	$9.52	0.36	0.57	0.93	(0.24)	(0.22)	(0.46)	$9.99	9.68%
12/31/2023	$8.71	0.56	0.65	1.21	(0.18)	(0.22)	(0.40)	$9.52	14.04%
12/31/2022	$10.75	0.23	(1.61)	(1.38)	(0.14)	(0.52)	(0.66)	$8.71	(12.77%)
12/31/2021	$10.11	0.48	1.00	1.48	(0.44)	(0.40)	(0.84)	$10.75	14.64%
12/31/2020	$9.65	0.20	0.93	1.13	(0.17)	(0.50)	(0.67)	$10.11	12.16%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Investor Class
06/30/2025 (Unaudited)	$1,123,135	0.45%	0.42%	(0.25%)	10%
12/31/2024	$963,448	0.45%	0.42%	3.17%	28%
12/31/2023	$873,081	0.45%	0.42%	2.14%	19%
12/31/2022	$664,044	0.45%	0.42%	1.38%	19%
12/31/2021	$849,677	0.45%	0.42%	4.56%	23%
12/31/2020	$665,158	0.45%	0.42%	2.19%	63%
Institutional Class
06/30/2025 (Unaudited)	$85,453	0.10%	0.07%	0.10%	10%
12/31/2024	$84,250	0.10%	0.07%	3.55%	28%
12/31/2023	$71,393	0.10%	0.07%	6.18%	19%
12/31/2022	$55,487	0.10%	0.07%	2.41%	19%
12/31/2021	$55,232	0.10%	0.07%	4.36%	23%
12/31/2020	$60,144	0.10%	0.07%	2.12%	63%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER AGGRESSIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2025 (Unaudited)	$5.62	(0.01)	0.47	0.46	—	—	—	$6.08	8.19% (d)
12/31/2024	$5.43	0.15	0.50	0.65	(0.18)	(0.28)	(0.46)	$5.62	11.94%
12/31/2023	$4.92	0.07	0.75	0.82	(0.17)	(0.14)	(0.31)	$5.43	16.94%
12/31/2022	$6.66	0.07	(1.08)	(1.01)	(0.09)	(0.64)	(0.73)	$4.92	(15.17%)
12/31/2021	$6.35	0.38	0.85	1.23	(0.40)	(0.52)	(0.92)	$6.66	19.49%
12/31/2020	$5.96	0.09	0.57	0.66	(0.09)	(0.18)	(0.27)	$6.35	11.99%
Institutional Class
06/30/2025 (Unaudited)	$11.16	(0.01)	0.96	0.95	—	—	—	$12.11	8.51% (d)
12/31/2024	$10.35	0.37	0.91	1.28	(0.19)	(0.28)	(0.47)	$11.16	12.41%
12/31/2023	$9.16	0.68	0.88	1.56	(0.23)	(0.14)	(0.37)	$10.35	17.23%
12/31/2022	$11.67	0.19	(1.92)	(1.73)	(0.14)	(0.64)	(0.78)	$9.16	(14.81%)
12/31/2021	$10.58	0.63	1.46	2.09	(0.48)	(0.52)	(1.00)	$11.67	19.82%
12/31/2020	$9.73	0.18	0.98	1.16	(0.13)	(0.18)	(0.31)	$10.58	12.53%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Investor Class
06/30/2025 (Unaudited)	$680,894	0.45%	0.45%	(0.45%)	13%
12/31/2024	$617,165	0.45%	0.45%	2.64%	30%
12/31/2023	$671,881	0.45%	0.45%	1.38%	17%
12/31/2022	$463,528	0.45%	0.45%	1.16%	19%
12/31/2021	$611,597	0.45%	0.45%	5.31%	26%
12/31/2020	$548,648	0.45%	0.45%	1.71%	35%
Institutional Class
06/30/2025 (Unaudited)	$126,907	0.10%	0.10%	(0.10%)	13%
12/31/2024	$118,306	0.10%	0.10%	3.30%	30%
12/31/2023	$112,753	0.10%	0.10%	6.96%	17%
12/31/2022	$100,152	0.10%	0.10%	1.85%	19%
12/31/2021	$110,765	0.10%	0.10%	5.31%	26%
12/31/2020	$106,944	0.10%	0.10%	1.96%	35%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, Inc. (Empower Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company.  Empower Funds presently consists of forty-four funds. Interests in the Funds are included herein. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
Investment Objectives
Empower Conservative Profile Fund - seeks capital preservation primarily through investments in underlying funds of the Empower Funds that emphasize fixed income investments
Empower Moderately Conservative Profile Fund - seeks income and capital appreciation primarily through investments in underlying funds of the Empower Funds that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments
Empower Moderate Profile Fund - seeks long-term capital appreciation primarily through investments in underlying funds of the Empower Funds with a relatively equal emphasis on equity and fixed income investments
Empower Moderately Aggressive Profile Fund - seeks long-term capital appreciation primarily through investments in underlying funds of the Empower Funds that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments
Empower Aggressive Profile Fund - seeks long-term capital appreciation primarily through investments in underlying funds of the Empower Funds that emphasize equity investments
The Empower Conservative Profile Fund, Empower Moderately Conservative Profile Fund, Empower Moderate Profile Fund each offer three share classes, referred to as Investor Class, Class L and Institutional Class shares.  The Empower Moderately Aggressive Profile Fund and Empower Aggressive Profile Fund each offer two share classes, referred to as Investor Class shares and Institutional Class shares.  All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class.  Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (''U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946,  Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Funds.

Semi-Annual Report - June 30, 2025

Security Valuation
The board of directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures. Pursuant to Rule 2a-5 under the 1940 Act, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Empower Annuity Insurance Company of America ("Empower of America Contract") are valued at the amount of net deposits plus accrued interest, determined on a daily basis.  The Empower of America Contract is backed by the general account of Empower Annuity Insurance Company of America ("Empower of America").
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments.  The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available.  Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2025, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs.  Each Fund’s investment in the Empower of America Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection.  Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the Empower of America Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carry forwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.  Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund's tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Semi-Annual Report - June 30, 2025

Distributions to shareholders from net investment income of a Fund, if any, are declared and paid annually.  Capital gain distributions of a Fund, if any, are declared and paid at least annually.  Distributions are reinvested in additional shares of a Fund at NAV and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: disallowed losses and distribution adjustments.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2025 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Empower Conservative Profile Fund	$1,403,281,025	$70,065,571	$(57,269,129)	$12,796,442
Empower Moderately Conservative Profile Fund	962,335,602	43,702,074	(47,641,914)	(3,939,840)
Empower Moderate Profile Fund	2,172,704,247	103,369,059	(155,168,842)	(51,799,783)
Empower Moderately Aggressive Profile Fund	1,236,741,523	66,142,391	(93,902,068)	(27,759,677)
Empower Aggressive Profile Fund	806,382,797	58,082,284	(56,400,867)	1,681,417
Segment Reporting
The ECM Board of Managers acts as the Funds’ chief operating decision maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each of the Funds operates as a single operating segment based on the fact that each has a single investment strategy as disclosed in its prospectus, against which the CODM assesses the performance, and it is the level at which discrete financial information is available. The financial information provided to and reviewed by the CODM is presented within each of the Funds’ financial statements.
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower of America. As compensation for its services to Empower Funds, ECM receives monthly compensation at the annual rate of 0.10% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expenses of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. ECM has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the Empower of America Contract. The amount waived, if any, is reflected in the Statement of Operations.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC ("Empower"), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of each Fund and Class L shares of the Empower Conservative Profile, Empower Moderately Conservative Profile and Empower Moderate Profile Funds, a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc. (the "Distributor"), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Funds. The Empower Conservative Profile, Empower Moderately Conservative Profile and Empower Moderate Profile Funds, have entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders.  The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds. The total compensation paid to the independent directors with respect to all forty-four funds for which they serve as directors was $833,000 for the fiscal period ended June 30, 2025.

Semi-Annual Report - June 30, 2025

Transactions with Affiliates
Each Fund may invest in the Empower of America Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission ("SEC"). The Empower of America Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. Empower of America calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of Empower of America being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If Empower of America were to become insolvent, the Empower of America Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.00%. The investment in the Empower of America Contract may be terminated by Empower of America or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by Empower of America.
The following tables are a summary of the transactions for each underlying investment during the period ended June 30, 2025, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Empower Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 06/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2025
BOND MUTUAL FUNDS 47.40%
Empower Core Bond Fund Institutional Class	10,862,614	$79,558,546	$13,305,905	$4,031,121	$(731,090)	$3,933,395	$-	$-	$92,766,725
Empower Global Bond Fund Institutional Class	14,915,429	101,599,758	15,899,707	6,455,412	(885,531)	8,279,376	-	-	119,323,429
Empower High Yield Bond Fund Institutional Class	5,353,599	47,945,777	7,629,185	1,942,188	68,654	2,580,017	-	-	56,212,791
Empower Inflation-Protected Securities Fund Institutional Class	6,712,609	53,142,195	8,011,440	2,310,337	(304,474)	2,979,829	-	-	61,823,127
Empower Multi-Sector Bond Fund Institutional Class	14,209,788	102,876,722	15,659,710	3,891,802	(646,436)	5,428,076	-	-	120,072,706
Empower Short Duration Bond Fund Institutional Class	13,087,563	110,641,342	16,941,942	3,486,296	(160,509)	3,899,380	-	-	127,996,368
Empower U.S. Government Mortgage Securities Fund Institutional Class	11,193,843	79,428,834	13,320,796	4,158,437	(702,289)	4,205,769	-	-	92,796,962
					(3,361,675)	31,305,842	0	0	670,992,108
EQUITY MUTUAL FUNDS 30.32%
Empower Emerging Markets Equity Fund Institutional Class	2,381,435	21,058,073	3,378,151	2,033,126	508,953	2,935,374	-	-	25,338,472
Empower International Growth Fund Institutional Class	2,468,188	22,781,439	3,141,633	2,683,096	650,526	1,910,860	-	-	25,150,836
Empower International Value Fund Institutional Class	6,257,135	57,653,295	7,845,375	13,156,869	2,535,480	10,354,692	-	-	62,696,493
Empower Large Cap Growth Fund Institutional Class	3,467,935	30,142,003	14,041,732	2,501,320	1,264,984	2,221,645	-	-	43,904,060
Empower Large Cap Value Fund Institutional Class	13,164,625	76,516,678	14,183,580	5,059,442	(212,955)	5,721,683	-	-	91,362,499
Empower Mid Cap Value Fund Institutional Class	5,491,660	41,632,856	6,146,865	1,806,879	262,075	816,104	-	-	46,788,946
Empower Real Estate Index Fund Institutional Class	8,460,099	61,818,917	10,810,545	2,656,097	118,820	(515,950)	-	-	69,457,415
Empower Small Cap Growth Fund Institutional Class	1,346,440	10,646,321	4,542,424	752,626	85,739	78,501	-	-	14,514,620

Semi-Annual Report - June 30, 2025

Empower Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 06/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2025
Empower Small Cap Value Fund Institutional Class	4,056,539	$27,036,687	$3,875,633	$3,575,109	$(149,094)	$(564,055)	$-	$-	$26,773,156
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4,342,316	16,562,989	7,511,891	1,675,504	(198,637)	832,012	-	-	23,231,388
					4,865,891	23,790,866	0	0	429,217,885
FIXED INTEREST CONTRACT 22.31%
Empower of America Contract	315,867,474	272,865,031	47,305,864	7,060,258	-	-	2,756,837	-	315,867,474
					0	0	2,756,837	0	315,867,474
				Total	$1,504,216	$55,096,708	$2,756,837	$0	$1,416,077,467
Empower Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 06/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2025
BOND MUTUAL FUNDS 32.89%
Empower Core Bond Fund Institutional Class	5,763,842	$40,312,550	$9,884,565	$3,259,404	$(607,675)	$2,285,500	$-	$-	$49,223,211
Empower Global Bond Fund Institutional Class	7,905,452	51,424,958	11,918,024	4,638,440	(702,365)	4,539,073	-	-	63,243,615
Empower High Yield Bond Fund Institutional Class	2,836,203	24,255,885	5,623,329	1,324,046	145,775	1,224,961	-	-	29,780,129
Empower Inflation-Protected Securities Fund Institutional Class	3,556,366	26,885,799	6,149,107	1,924,520	(257,569)	1,643,746	-	-	32,754,132
Empower Multi-Sector Bond Fund Institutional Class	7,541,998	52,064,185	11,996,974	3,405,202	(586,225)	3,073,922	-	-	63,729,879
Empower Short Duration Bond Fund Institutional Class	2,781,372	22,453,190	5,188,663	1,278,505	(62,869)	838,467	-	-	27,201,815
Empower U.S. Government Mortgage Securities Fund Institutional Class	5,939,586	40,247,005	9,889,799	3,309,572	(578,785)	2,411,934	-	-	49,239,166
					(2,649,713)	16,017,603	0	0	315,171,947
EQUITY MUTUAL FUNDS 45.45%
Empower Emerging Markets Equity Fund Institutional Class	2,597,744	21,935,971	5,179,657	2,589,435	562,644	3,113,801	-	-	27,639,994
Empower International Growth Fund Institutional Class	2,692,505	23,758,787	4,880,868	3,374,334	536,195	2,171,304	-	-	27,436,625
Empower International Value Fund Institutional Class	6,848,016	60,191,745	12,216,525	15,748,187	1,716,011	11,957,035	-	-	68,617,118
Empower Large Cap Growth Fund Institutional Class	3,789,607	31,530,203	17,082,236	3,062,548	1,298,378	2,426,540	-	-	47,976,431
Empower Large Cap Value Fund Institutional Class	14,386,978	79,838,249	20,434,280	7,379,306	(1,050,058)	6,952,406	-	-	99,845,629
Empower Mid Cap Value Fund Institutional Class	5,995,489	43,490,973	9,260,224	2,804,428	32,076	1,134,796	-	-	51,081,565

Semi-Annual Report - June 30, 2025

Empower Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 06/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2025
Empower Real Estate Index Fund Institutional Class	5,136,754	$35,839,502	$8,738,638	$2,068,462	$98,148	$(336,928)	$-	$-	$42,172,750
Empower Small Cap Growth Fund Institutional Class	1,471,361	11,143,623	5,553,543	910,945	107,885	75,053	-	-	15,861,274
Empower Small Cap Value Fund Institutional Class	4,448,486	28,210,932	5,947,122	4,121,854	(53,357)	(676,191)	-	-	29,360,009
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4,755,363	17,210,954	9,313,346	2,185,095	(411,512)	1,101,989	-	-	25,441,194
					2,836,410	27,919,805	0	0	435,432,589
FIXED INTEREST CONTRACT 21.69%
Empower of America Contract	207,791,226	171,484,577	42,791,375	8,249,792	-	-	1,765,066	-	207,791,226
					0	0	1,765,066	0	207,791,226
				Total	$186,697	$43,937,408	$1,765,066	$0	$958,395,762
Empower Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 06/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2025
BOND MUTUAL FUNDS 23.81%
Empower Core Bond Fund Institutional Class	9,237,440	$68,682,507	$10,684,206	$4,111,256	$(853,886)	$3,632,284	$-	$-	$78,887,741
Empower Global Bond Fund Institutional Class	12,679,086	87,678,240	12,234,324	5,687,791	(865,989)	7,207,913	-	-	101,432,686
Empower High Yield Bond Fund Institutional Class	4,545,148	41,323,575	5,609,795	1,328,728	96,991	2,119,418	-	-	47,724,060
Empower Inflation-Protected Securities Fund Institutional Class	5,699,557	45,807,265	6,376,473	2,186,077	(188,118)	2,495,261	-	-	52,492,922
Empower Multi-Sector Bond Fund Institutional Class	12,075,606	88,752,745	12,509,935	3,639,765	(326,639)	4,415,955	-	-	102,038,870
Empower Short Duration Bond Fund Institutional Class	4,445,182	38,149,926	5,403,866	1,413,956	(50,685)	1,334,042	-	-	43,473,878
Empower U.S. Government Mortgage Securities Fund Institutional Class	9,519,106	68,570,637	10,693,344	4,045,701	(651,570)	3,695,111	-	-	78,913,391
					(2,839,896)	24,899,984	0	0	504,963,548
EQUITY MUTUAL FUNDS 60.49%
Empower Emerging Markets Equity Fund Institutional Class	7,936,003	71,234,664	10,219,283	7,130,688	1,311,093	10,115,814	-	-	84,439,073
Empower International Growth Fund Institutional Class	8,225,324	76,999,152	8,634,772	10,338,207	(52,782)	8,520,329	-	-	83,816,046
Empower International Value Fund Institutional Class	20,875,230	194,985,467	21,534,242	42,565,196	8,005,999	35,215,289	-	-	209,169,802
Empower Large Cap Growth Fund Institutional Class	11,556,831	102,150,331	43,460,380	10,665,773	(230,637)	11,364,540	-	-	146,309,478

Semi-Annual Report - June 30, 2025

Empower Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 06/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2025
Empower Large Cap Value Fund Institutional Class	43,903,088	$259,001,952	$41,058,679	$11,787,289	$1,646,572	$16,414,090	$-	$-	$304,687,432
Empower Mid Cap Value Fund Institutional Class	18,300,075	141,062,108	17,071,602	3,491,880	1,903,029	1,274,813	-	-	155,916,643
Empower Real Estate Index Fund Institutional Class	10,068,739	74,693,470	11,006,233	2,151,259	350,212	(884,094)	-	-	82,664,350
Empower Small Cap Growth Fund Institutional Class	4,487,009	36,176,608	13,951,178	2,899,635	(835,970)	1,141,804	-	-	48,369,955
Empower Small Cap Value Fund Institutional Class	13,554,085	91,455,196	11,493,067	16,112,591	(5,328,718)	2,621,286	-	-	89,456,958
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	14,514,746	55,872,944	23,714,874	6,107,580	(2,305,095)	4,173,656	-	-	77,653,894
					4,463,703	89,957,527	0	0	1,282,483,631
FIXED INTEREST CONTRACT 15.73%
Empower of America Contract	333,457,285	292,562,706	46,620,917	8,661,435	-	-	2,935,097	-	333,457,285
					0	0	2,935,097	0	333,457,285
				Total	$1,623,807	$114,857,511	$2,935,097	$0	$2,120,904,464
Empower Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 06/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2025
BOND MUTUAL FUNDS 17.82%
Empower Core Bond Fund Institutional Class	3,541,777	$26,436,716	$4,459,851	$2,088,555	$(379,303)	$1,438,767	$-	$-	$30,246,779
Empower Global Bond Fund Institutional Class	4,863,651	33,765,296	5,057,228	2,756,179	(424,952)	2,842,865	-	-	38,909,210
Empower High Yield Bond Fund Institutional Class	1,748,647	15,960,772	2,288,038	721,848	16,018	833,827	-	-	18,360,789
Empower Inflation-Protected Securities Fund Institutional Class	2,189,611	17,666,584	2,694,308	1,248,019	(172,457)	1,053,443	-	-	20,166,316
Empower Multi-Sector Bond Fund Institutional Class	4,641,072	34,244,054	5,280,884	2,247,520	(375,345)	1,939,644	-	-	39,217,062
Empower Short Duration Bond Fund Institutional Class	3,910,838	33,694,234	5,219,238	1,877,156	(88,761)	1,211,679	-	-	38,247,995
Empower U.S. Government Mortgage Securities Fund Institutional Class	3,649,764	26,393,631	4,463,446	2,120,014	(358,503)	1,519,482	-	-	30,256,545
					(1,783,303)	10,839,707	0	0	215,404,696
EQUITY MUTUAL FUNDS 73.40%
Empower Emerging Markets Equity Fund Institutional Class	5,590,983	50,387,088	7,743,225	7,311,878	(644,422)	8,669,626	-	-	59,488,061
Empower International Growth Fund Institutional Class	5,795,130	54,522,909	6,509,699	10,050,091	(2,118,004)	8,069,858	-	-	59,052,375

Semi-Annual Report - June 30, 2025

Empower Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 06/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2025
Empower International Value Fund Institutional Class	14,719,625	$138,082,410	$15,844,528	$37,362,146	$(556,550)	$30,925,847	$-	$-	$147,490,639
Empower Large Cap Growth Fund Institutional Class	8,150,165	72,304,561	31,229,792	7,964,980	203,781	7,611,716	-	-	103,181,089
Empower Large Cap Value Fund Institutional Class	30,958,810	183,262,841	30,155,002	13,747,602	(2,422,863)	15,183,900	-	-	214,854,141
Empower Mid Cap Value Fund Institutional Class	12,899,018	99,838,006	12,615,172	5,672,457	(857,057)	3,118,915	-	-	109,899,636
Empower Real Estate Index Fund Institutional Class	5,007,215	37,288,803	5,688,978	1,743,771	(134,016)	(124,774)	-	-	41,109,236
Empower Small Cap Growth Fund Institutional Class	3,164,402	25,643,200	9,900,425	2,198,275	(545,136)	766,906	-	-	34,112,256
Empower Small Cap Value Fund Institutional Class	9,554,619	64,826,307	8,506,522	10,170,126	(1,771,318)	(102,220)	-	-	63,060,483
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	10,242,331	39,481,934	16,975,858	5,576,407	(2,579,990)	3,915,085	-	-	54,796,470
					(11,425,575)	78,034,859	0	0	887,044,386
FIXED INTEREST CONTRACT 8.81%
Empower of America Contract	106,532,764	93,829,953	16,186,572	4,416,845	-	-	933,084	-	106,532,764
					0	0	933,084	0	106,532,764
				Total	$(13,208,878)	$88,874,566	$933,084	$0	$1,208,981,846
Empower Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 06/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2025
EQUITY MUTUAL FUNDS 100.03%
Empower Emerging Markets Equity Fund Institutional Class	5,190,561	$49,501,232	$5,757,054	$7,713,032	$(168,657)	$7,682,317	$-	$-	$55,227,571
Empower International Growth Fund Institutional Class	5,379,603	53,527,241	4,206,696	10,847,378	(2,302,354)	7,931,596	-	-	54,818,155
Empower International Value Fund Institutional Class	13,656,414	135,580,512	9,467,895	37,414,129	(311,046)	29,202,988	-	-	136,837,266
Empower Large Cap Growth Fund Institutional Class	7,558,297	71,010,890	26,748,565	8,403,233	765,730	6,331,814	-	-	95,688,036
Empower Large Cap Value Fund Institutional Class	28,692,508	179,910,931	20,744,769	15,103,849	(1,664,626)	13,574,154	-	-	199,126,005
Empower Mid Cap Value Fund Institutional Class	11,967,330	97,956,914	8,433,354	7,238,414	(876,473)	2,809,795	-	-	101,961,649
Empower Real Estate Index Fund Institutional Class	2,851,035	22,477,529	2,528,536	1,649,704	(204,853)	50,636	-	-	23,406,997
Empower Small Cap Growth Fund Institutional Class	2,934,497	25,143,200	8,410,259	2,533,133	(526,540)	613,554	-	-	31,633,880
Empower Small Cap Value Fund Institutional Class	8,869,951	63,597,953	6,292,721	11,188,323	(1,792,198)	(160,675)	-	-	58,541,676

Semi-Annual Report - June 30, 2025

Empower Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 06/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2025
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	9,499,622	$38,827,515	$14,318,575	$6,233,982	$(2,802,287)	$3,910,871	$-	$-	$50,822,979
					(9,883,304)	71,947,050	0	0	808,064,214
				Total	$(9,883,304)	$71,947,050	$0	$0	$808,064,214
3.  PURCHASES & SALES OF INVESTMENTS
For the period ended June 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S.Government securities and short-term securities) were as follows:
	Purchases	Sales
Empower Conservative Profile Fund	$213,552,376	$70,740,134
Empower Moderately Conservative Profile Fund	202,048,276	71,820,773
Empower Moderate Profile Fund	312,277,171	145,948,601
Empower Moderately Aggressive Profile Fund	190,818,766	106,064,990
Empower Aggressive Profile Fund	106,908,423	98,441,872
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds.  In the normal course of business, a Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds.  The risk of material loss from such claims is considered remote.
5.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2025, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 30, 2025

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form NPORT. Empower Funds’ Form NPORT reports are available on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents, and may be reviewed and copied at the SEC’s Public Reference Room in Washington,D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Funds’ accountants during the reporting period.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Statement Regarding Basis for Approval of Investment Advisory Contract
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 17, 2025 (the “April Board Meeting”), unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of each of the following series of Empower Funds: (i) Empower Aggressive Profile Fund; (ii) Empower Moderately Aggressive Profile Fund; (iii) Empower Moderate Profile Fund; (iv) Empower Moderately Conservative Profile Fund; and (v) Empower Conservative Profile Fund (each, a “Fund,” and collectively, the “Funds”).
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of each of the Funds in accordance with its investment objectives, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Funds’ operation.
On March 31, 2025 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM in connection with the proposed continuation of the Advisory Agreement, and reviewed, among other things, comparative information regarding each Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding each Fund’s investment performance, fees and expenses, as well as enterprise profitability data. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Advisory Agreement separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Funds and other series of Empower Funds. Although the Board considered the approval of the Advisory Agreement as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Funds and their shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Funds by ECM. Among other things, the Board considered ECM’s organizational history and ownership,  personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Funds. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower. (Each of Empower and ECM is an indirect wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Funds and the portfolio management team responsible for the day-to-day management of the Funds, as well as the organization’s efforts to attract, retain and motivate capable personnel to serve the Funds. The Board also considered ECM’s reputation for management of its investment strategies and its decision-making process regarding asset allocation and investments.
In addition, the Board considered ECM’s overall financial condition and ability to carry out its obligations to the Funds, its technical resources and operational capabilities, including for investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was ECM’s risk management framework, cybersecurity program and controls relating to enterprise resiliency, noting prior discussions with and presentations by ECM’s Chief Information Security Officer. The Board also took into account various organizational developments, including integration initiatives relating to recent acquisitions, as well as various system enhancements, such as the modernization of a proprietary reconciliation platform and similar efforts to achieve operational efficiencies.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding ECM’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Funds - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of ECM each year to discuss portfolio management strategies and performance. Additionally, the quality of ECM’s communications with the Board, as well as ECM’s responsiveness to the Board, were taken into account. Also considered was ECM’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on ECM generally and the Funds, and considered how monitoring and analysis of such developments informs ECM’s performance of its services to the Funds.

The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by ECM.
Investment Performance
The Board received and considered information regarding the investment performance of each Fund. The Board reviewed performance information for each Fund’s Investor Class and Institutional Class as compared against a composite of multiple indices and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2024 with respect to the Investor Class and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December  31, 2024. In evaluating the performance of the Funds, the Board noted how each Fund performed relative to the returns of the applicable composite index and performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing each Fund’s performance to that of its composite index and to a peer group of funds.
In evaluating each Fund’s investment performance, the Board considered each Fund’s quintile ranking within its performance universe - with the first quintile being the best performers and the fifth quintile being the worst performers - and made the following observations:
Empower Aggressive Profile Fund: For the Investor Class, the annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2024 were in the fifth, third, fourth and third quintiles, respectively, of its performance universe and exceeding its performance universe median for the ten-year period ended December 31, 2024. As to the Institutional Class, the annualized returns for the one-, three- and five-year periods ended December 31, 2024 were in the fourth, third and third quintiles, respectively, of its performance universe, which exceeded its performance universe median aside from the returns for the one-year period.
Empower Moderately Aggressive Profile Fund: The annualized returns of the Fund’s Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2024 were in the fifth, fourth, fourth and fourth quintiles, respectively, of its performance universe. The annualized returns of the Fund’s Institutional Class were in the fifth, fourth and fourth quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2024, respectively, and specifically ranking in the 63rd and 68th percentiles for the three- and five-year periods, respectively.
Empower Moderate Profile Fund: With the exception of the one-year period ended December 31, 2024, the annualized returns of each class of the Fund exceeded its respective performance universe median for each period reviewed. With respect to the Investor Class, the annualized returns for the three-, five- and ten-year periods ranked in the third, third and second quintiles, respectively, of its performance universe and, with respect to the Institutional Class, ranked in the second quintile of its performance universe. As to the annualized returns of each class of the Fund for the one-year period ended December 31, 2024, such returns ranked in the fourth quintile of the respective performance universe.
Empower Moderately Conservative Profile Fund: The annualized returns of the Fund’s Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2024 were in the fifth, third, fourth and fourth quintiles, respectively, of its performance universe. As to the Fund’s Institutional Class, the annualized returns for the one-, three- and five-year periods ended December 31, 2024 were in the fifth, third and fourth quintiles, respectively, of its performance universe, exceeding its performance universe median for the three-year period.
Empower Conservative Profile Fund: For the Investor Class, the annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2024 were in the fifth, second, third and third quintiles, respectively, of its performance universe, exceeding its performance universe median for each period with the exception of the one-year period. As to the Institutional Class, the annualized returns for the one-, three- and five-year periods ended December 31, 2024 were in the fourth, second and second quintiles, respectively, of its performance universe, similarly exceeding its performance universe median for each period aside from the one-year period.
In assessing the comparative performance information, including each Fund’s performance relative to its composite index which, with the exception of the Empower Conservative Profile Fund’s Institutional Class for the five-year period ended December 31, 2024, underperformed its respective composite index for all periods reviewed. The Board considered ECM’s processes for monitoring Fund performance, as well as the regular reports provided to the Board from ECM regarding the ratings and rolling analyses applied to each Fund by ECM. Noting that each Fund operates as a “fund of funds,” with ECM using strategies to allocate each Fund’s assets among different asset classes and underlying funds, the Board also considered ECM’s asset allocation processes and the oversight thereof in its evaluation of each Fund’s performance.

Additionally, the Board evaluated performance results in light of each Fund’s investment objective, strategies and risks, as disclosed in each Fund’s prospectus, and in the context of overall recent market conditions. Also relevant to the Board’s evaluation was ECM’s assessment that each Fund meets expectations with respect to its investment objective.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding each Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM from its relationship with the Funds. With respect to the costs of services, the Board considered the unified investment management fee structure of the Funds and the level of the investment management fee payable by the Funds. In addition, the Board noted that ECM has contractually agreed, for a one-year renewable term, through April 30, 2026, to reduce its management fee by a stated amount with respect to, as applicable, each Fund’s investment in a fixed income contract issued and guaranteed by ECM’s parent company, Empower of America.
In light of the Funds’ unified investment management fee structure, as well as each Fund’s investment strategy of investing in a mix of underlying funds, the Board considered each Fund’s total annual operating expense ratio, including underlying fund expenses, in comparison to the total annual operating expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. In addition, the Board considered each Fund’s total expense ratio in comparison to the median expense ratios of all funds in the peer groups.
The Board made the following observations regarding each Fund’s total annual operating expense ratio, including the quintile ranking of such expense ratio within the peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses):
Empower Aggressive Profile Fund: The Investor Class total annual operating expense ratio, including underlying fund expenses, was in the third quintile of its peer group (58th percentile) and above its peer group median expense ratio. The Institutional Class total annual operating expense ratio, including underlying fund expenses, was in the third quintile of its peer group (60th percentile) and above its peer group median expense ratio.
Empower Moderately Aggressive Profile Fund: The total annual operating expense ratio, including underlying fund expenses, for each class was lower than its respective peer group median expense ratio, ranking in the second quintile of its respective peer group.
Empower Moderate Profile Fund: The total annual operating expense ratio, including underlying fund expenses, for each class was lower than its respective peer group median expense ratio, ranking in the first quintile of its peer group with respect to the Investor Class and in the second quintile of its peer group with respect to the Institutional Class.
Empower Moderately Conservative Profile Fund: The total annual operating expense ratio, including underlying fund expenses, for each class was lower than its respective peer group median expense ratio, ranking in the first quintile of its respective peer group and which, as to the Institutional Class, was the lowest of its peer group.
Empower Conservative Profile Fund: The total annual operating expense ratio, including underlying fund expenses, for each class was lower than its respective peer group median expense ratio, ranking in the first quintile of its respective peer group and which, as to the Institutional Class, was the lowest of its peer group.
As part of its comprehensive evaluation, the Board reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors. In this connection, the Board considered the Independent Consultant’s overall conclusion that each Fund’s management fees and expenses are reasonable relative to the quality of services provided, comparable fees and expenses of similar funds and the profitability of ECM.
The Board also received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Funds.
The Board further considered the overall financial soundness of ECM and the profits estimated to have been realized by ECM and its affiliates. The Board reviewed the financial statements and profitability information from ECM.

With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from the Independent Consultant comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms as compared to ECM’s overall profits, as calculated by the Independent Consultant. The Board also compared ECM’s overall pre-tax profitability margin, as calculated by ECM, to those of the publicly-traded firms in the Independent Consultant’s report. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations. In addition, with respect to the Conservative Profile and Moderately Conservative Profile Funds in particular, the Board noted that ECM reported a negative margin associated with its management of each of such Funds.
Based on the information provided, the Board concluded that the costs of the services provided and, as applicable, the profits estimated to have been realized by ECM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Funds and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by each Fund, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM and the current level of Fund assets. Although there are no contractual breakpoints in each Fund’s management fee schedule, the Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders and investments in the business intended to enhance services available to each Fund and its shareholders. The Board also noted that under each Fund’s unified investment management fee structure ECM, and not the Fund, would be responsible for paying almost all of the expenses necessary to service the Fund, including those of other service providers, and consequently, ECM bears the risk of these expenses increasing.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to each Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM from its relationship with the Funds as part of the total mix of information evaluated by the Board.
The Board noted where services were provided to the Funds by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Funds.
In addition to the foregoing arrangements, the Board took into account the fact that, as noted above, each Fund other than the Empower Aggressive Profile Fund invests in a fixed income contract issued and guaranteed by Empower of America. The Board also considered that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Funds’ management fees were reasonable, taking into account any ancillary benefits derived by ECM or its affiliates.

Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of each Fund.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 8 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 9 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 10 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS OF APPROVAL OF INVESTMENT ADVISORY CONTRACT.

(a) Item 11 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item 407(c)(2)(iv) of Regulation S-K.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a) (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(4) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMPOWER FUNDS, INC.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 21, 2025

By: /s/ Kelly B. New

Kelly B. New
Chief Financial Officer & Treasurer

Date: August 21, 2025